ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Carrying Amounts of assets and Liabilities of PRC Domestic Entities and PRC Domestic Entities' Subsidiaries) (Parenthetical) (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, allowance	$ 21,397	$ 15,019	$ 12,122	$ 9,217
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, allowance	$ 4,719	$ 3,595